UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

     Investment Company Act file number          811-22739

IndexIQ Active ETF Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
Rye Brook, NY 10573

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis

IndexIQ Advisors LLC

800 Westchester Ave., Suite S-710

                                          Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedules of Investments ─ IQ MacKay Shields Municipal Insured ETF

January 31, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds — 99.0%

California — 10.5%
City of Tulare CA Water Revenue, Revenue Bonds Insured: BAM
4.000%, due 12/1/33	$150,000	$159,396
5.000%, due 12/1/30	215,000	254,786
El Camino Healthcare District, General Obligation Bonds Insured: NATL
2.950%, due 8/1/29(a)	700,000	487,592
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/40	620,000	653,015
		1,554,789
Colorado — 8.1%
BNC Metropolitan District No 1, General Obligation Bonds Series A Insured: BAM
5.000%, due 12/1/37	545,000	612,476
Rampart Range Metropolitan District No 1, Revenue Bonds Insured: AGM
5.000%, due 12/1/42	520,000	595,088
		1,207,564
Connecticut — 8.9%
City of Hartford CT, General Obligation Bonds Series A Insured: AGM
4.000%, due 7/1/34	25,000	24,821
5.000%, due 7/1/24	20,000	22,442
5.000%, due 7/1/27	60,000	67,794
5.000%, due 7/1/28	560,000	629,978
Series B Insured: AGM
5.000%, due 10/1/23	15,000	16,543
Series C Insured: AGM
5.000%, due 7/15/32	20,000	21,939
City of New Haven CT, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/25	475,000	541,096
		1,324,613
Florida — 1.7%
School Board of Miami-Dade County (The), Revenue Bonds Series A Insured: AMBAC
5.000%, due 8/1/18	250,000	254,405

Georgia — 1.3%
Burke County Development Authority, Revenue Bonds
1.210%, due 11/1/52(b)	200,000	200,000

Illinois — 20.9%
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	225,000	261,101
Illinois State Toll Highway Authority, Revenue Bonds Series A-2 Insured: AGM
1.160%, due 1/1/31(b)	200,000	200,000
Lake County Community Consolidated School District No 73 Hawthorn, General Obligation Bonds Insured: NATL 1.501%, due 12/1/18(a)	500,000	493,345

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds Insured: BAM
5.000%, due 12/1/30	$375,000	$416,201
State of Illinois, Revenue Bonds Series 2 Insured: NATL
5.750%, due 6/15/19	100,000	105,345
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 1/1/30	500,000	566,835
Village of Rosemont IL, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/27	500,000	561,780
Will County School District No 114 Manhattan, General Obligation Bonds Insured: MAC
3.500%, due 1/1/27	500,000	503,180
		3,107,787
Kentucky — 9.8%
County of Knox KY, General Obligation Bonds Insured: BAM
5.000%, due 10/1/35	500,000	569,380
Kentucky Asset Liability Commission, Revenue Bonds Series B Insured: NATL
1.472%, due 11/1/25(b)	130,000	126,894
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	500,000	507,775
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	250,000	261,347
		1,465,396
Michigan — 1.7%
City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds Insured: BHAC, FGIC
5.250%, due 7/1/29	250,000	254,237

Mississippi — 0.7%
Mississippi Development Bank, Revenue Bonds Series A Insured: AMBAC
5.000%, due 7/1/18	100,000	101,412

Missouri — 3.8%
St. Louis Municipal Finance Corp., Revenue Bonds Insured: AGM
5.000%, due 10/1/38	500,000	564,960

Nevada — 0.7%
County of Clark Department of Aviation, Revenue Bonds Series D-3
1.080%, due 7/1/29(b)	100,000	100,000

New Jersey — 3.4%
City of Atlantic City NJ, General Obligation Bonds Series B Insured: AGM
4.000%, due 3/1/42	500,000	510,690

See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Shields Municipal Insured ETF (continued)

January 31, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

New York — 7.3%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds Series B-1
5.000%, due 8/1/34	$500,000	$584,810
New York State Energy Research & Development Authority, Revenue Bonds Class A Insured: XLCA
3.917%, due 7/1/29(b)	500,000	500,000
		1,084,810
Oregon — 0.7%
Oregon State Facilities Authority, Revenue Bonds Series B
1.170%, due 8/1/34(b)	100,000	100,000

Pennsylvania — 14.4%
City of Williamsport PA, General Obligation Bonds Insured: AGM
2.000%, due 7/1/18	245,000	245,603
Luzerne County Industrial Development Authority, Revenue Bonds Insured: AGM
5.000%, due 12/15/26	525,000	586,394
5.000%, due 12/15/27	490,000	544,072
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: XLCA
1.735%, due 7/1/27(b)	250,000	240,050
School District of Philadelphia (The), General Obligation Bonds Insured: BHAC-CR and FGIC
5.000%, due 6/1/34	100,000	114,842
Tamaqua Area School District, General Obligation Bonds Series A Insured: BAM
2.000%, due 3/1/18	125,000	125,064
Township of Amity PA, General Obligation Bonds Insured: BAM
4.000%, due 5/1/18	300,000	301,956
		2,157,981
Puerto Rico — 5.1%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	250,000	255,323
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: NATL 5.500%, due 7/1/19	500,000	505,045
		760,368
Total Municipal Bonds
(Cost $14,913,481)		14,749,012

	Shares	Value
Short-Term Investment — 0.4%

Money Market Fund — 0.4%
Fidelity Investments Money Market Treasury Only Class I, 1.18%(c)
(Cost $59,962)	59,962	$59,962

Total Investments — 99.4%
(Cost $14,973,443)		14,808,974
Other Assets and Liabilities, Net — 0.6%		86,235
Net Assets — 100.0%		$14,895,209

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2018.
(c)	Reflects the 7-day yield at January 31, 2018.

1

Abbreviations
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC-CR	- Berkshire Hathaway Assurance Corp. Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
MAC	- Municipal Assurance Corp.
NATL	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance

 See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Shields Municipal Insured ETF (continued)

January 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 of the Notes to the Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Municipal Bonds	$—	$14,749,012	$—	$14,749,012
Short-Term Investment:
Money Market Fund	59,962	—	—	59,962
Total Investments in Securities	$59,962	$14,749,012	$—	$14,808,974

(d)	For a complete listing of investments and their states, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

 See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Shields Municipal Intermediate ETF

January 31, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds — 96.3%

Alabama — 3.7%
City of Gadsden AL, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/28	$600,000	$702,318
Eutaw Industrial Development Board, Revenue Bonds
1.100%, due 6/1/28(a)	400,000	400,000
		1,102,318
Alaska — 1.7%
Alaska Industrial Development & Export Authority, Revenue Bonds
3.500%, due 12/1/20	500,000	507,890

Arizona — 5.5%
City of Phoenix Civic Improvement Corp., Revenue Bonds Series A
5.000%, due 7/1/34	500,000	573,520
Maricopa County Industrial Development Authority, Revenue Bonds Series C
5.000%, due 7/1/27	100,000	115,496
5.000%, due 7/1/37	300,000	342,276
Salt River Project Agricultural Improvement & Power District, Revenue Bonds Series A
5.000%, due 1/1/36	500,000	591,315
		1,622,607
California — 2.5%
El Camino Healthcare District, General Obligation Bonds Insured: NATL
2.950%, due 8/1/29(b)	700,000	487,592
West Sacramento Financing Authority, Revenue Bonds Insured: BAM
4.000%, due 10/1/31	250,000	271,048
		758,640
Colorado — 1.7%
City & County of Denver Co. Airport System Revenue, Revenue Bonds Series A
5.000%, due 11/15/18	500,000	514,175

Connecticut — 10.2%
City of Bridgeport Ct, General Obligation Bonds Series A
5.000%, due 11/1/33	600,000	657,132
City of Hartford CT, General Obligation Bonds Series A Insured: BAM
5.000%, due 4/1/30	100,000	107,172
Insured: AGM
5.000%, due 7/1/28	560,000	629,978
City of New Haven CT, General Obligation Bonds Series B Insured: BAM
5.000%, due 8/1/25	475,000	541,096
Connecticut State Health & Educational Facilities Authority, Revenue Bonds Series I-1
5.000%, due 7/1/18	700,000	710,353
5.000%, due 7/1/33	350,000	400,239
		3,045,970

	Principal Amount	Value
Municipal Bonds (continued)

Delaware — 2.2%
Delaware State Health Facilities Authority, Revenue Bonds Series A
4.000%, due 7/1/18	$660,000	$667,128

Florida — 6.5%
City of Gainesville FL Utilities System Revenue, Revenue Bonds Series A
5.000%, due 10/1/33	500,000	588,380
County of Broward FL Airport System Revenue, Revenue Bonds
5.000%, due 10/1/34	500,000	575,630
Pinellas County Health Facilities Authority, Revenue Bonds Class A1
1.020%, due 11/1/38(a)	500,000	500,000
School Board of Miami-Dade County (The), Revenue Bonds Series A Insured: AMBAC
5.000%, due 8/1/18	250,000	254,405
		1,918,415
Georgia — 3.4%
Burke County Development Authority, Revenue Bonds
1.210%, due 11/1/52(a)	1,000,000	1,000,000

Illinois — 17.5%
City of Chicago IL Waterworks Revenue, Revenue Bonds Insured: AGM
5.250%, due 11/1/34	230,000	266,903
Illinois Finance Authority, Revenue Bonds
3.000%, due 6/1/18	300,000	301,146
3.000%, due 12/1/18	125,000	126,053
5.000%, due 9/1/25	500,000	555,205
Lake County Community Consolidated School District No 73 Hawthorn, General Obligation Bonds Insured: NATL 1.501%, due 12/1/18(b)	400,000	394,676
St Charles Park District, General Obligation Bonds Series A
5.000%, due 12/15/18	600,000	618,432
Town of Cicero IL, General Obligation Bonds Insured: BAM
5.000%, due 12/1/26	500,000	558,700
5.000%, due 1/1/30	500,000	566,835
Village of Rosemont IL, General Obligation Bonds Series A Insured: AGM
5.000%, due 12/1/27	500,000	561,780
Will County School District No 114 Manhattan, General Obligation Bonds Insured: MAC
3.500%, due 1/1/26	840,000	849,391
3.500%, due 1/1/27	370,000	372,353
		5,171,474
Indiana — 2.0%
Hamilton Southeastern Consolidated School Building Corp., Revenue Bonds
5.000%, due 7/15/28	485,000	583,057

 See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Shields Municipal Intermediate ETF (continued)

January 31, 2018 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Kentucky — 3.9%
County of Knox KY, General Obligation Bonds Insured: BAM
5.000%, due 10/1/35	$500,000	$569,380
Kentucky Economic Development Finance Authority, Revenue Bonds Series A Insured: AGM
4.000%, due 6/1/37	325,000	330,054
Louisville & Jefferson County Visitors and Convention Commission, Revenue Bonds Insured: BAM
4.000%, due 6/1/36	250,000	261,347
		1,160,781
Michigan — 3.0%
City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds Insured: BHAC, FGIC
5.250%, due 7/1/29	500,000	508,475
Ecorse Public School District, General Obligation Bonds Insured: Q-SBLF
2.000%, due 5/1/18	375,000	375,371
		883,846
Minnesota — 1.0%
Minnesota Higher Education Facilities Authority, Revenue Bonds Series B
4.000%, due 10/1/18	300,000	303,891

Mississippi — 1.0%
Mississippi Development Bank, Revenue Bonds
5.000%, due 3/1/43	250,000	282,490

New Jersey — 5.4%
Mainland Regional High School District, General Obligation Bonds Insured: BAM
5.000%, due 10/15/28	600,000	704,328
New Jersey Educational Facilities Authority, Revenue Bonds Series F
5.000%, due 7/1/28	330,000	371,372
South Jersey Port Corp., Revenue Bonds Series B
5.000%, due 1/1/31	500,000	544,850
		1,620,550
New York — 5.6%
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds Series B-1
5.000%, due 8/1/34	1,000,000	1,169,620
New York State Energy Research & Development Authority, Revenue Bonds Class A Insured: XLCA
3.917%, due 7/1/29(a)	500,000	500,000
		1,669,620
Pennsylvania — 4.8%
Luzerne County Industrial Development Authority, Revenue Bonds Insured: AGM
5.000%, due 12/15/27	1,000,000	1,110,350

	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds Series A Insured: XLCA
1.735%, due 7/1/27(a)	$250,000	$240,050
Warwick School District, General Obligation Bonds
4.000%, due 2/15/18	100,000	100,096
		1,450,496
Puerto Rico — 2.6%
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: AGM
5.000%, due 7/1/35	250,000	255,323
Commonwealth of Puerto Rico, General Obligation Bonds Series A Insured: NATL
5.500%, due 7/1/19	500,000	505,045
		760,368
Texas — 6.4%
City of San Antonio TX, General Obligation Bonds
5.000%, due 2/1/18	460,000	460,000
Cypress-Fairbanks Independent School District, General Obligation Bonds Series A-1
2.000%, due 2/15/27(a)	500,000	501,730
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds Series C-1
1.000%, due 12/1/24(a)	400,000	400,000
Uptown Development Authority, Revenue Bonds Series A
5.000%, due 9/1/35	500,000	559,880
		1,921,610
Utah — 1.9%
Utah Associated Municipal Power Systems, Revenue Bonds Series A
5.000%, due 9/1/31	500,000	577,480

Washington — 2.1%
Spokane Public Facilities District, Revenue Bonds
5.000%, due 12/1/35	535,000	614,924

Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds Class A
5.500%, due 8/15/18	500,000	510,525
Total Municipal Bonds
(Cost $28,998,007)		28,648,255

 See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Shields Municipal Intermediate ETF (continued)

January 31, 2018 (unaudited)

	Shares	Value
Short-Term Investment — 4.0%

Money Market Fund — 4.0%
Fidelity Investments Money Market Treasury Only Class I, 1.18%(c)
(Cost $1,200,742)	1,200,742	$1,200,742

Total Investments — 100.3%
(Cost $30,198,749)		29,848,997
Other Assets and Liabilities, Net — (0.3)%		(109,874)
Net Assets — 100.0%		$29,739,123

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2018.
(b)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(c)	Reflects the 7-day yield at January 31, 2018.

1

Abbreviations
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
MAC	- Municipal Assurance Corp.
NATL	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance

 See Notes to Schedules of Investments.

Schedules of Investments ─ IQ MacKay Shields Municipal Intermediate ETF (continued)

January 31, 2018 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1 of the Notes to the Schedules of Investments.

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Investments in Securities:(d)
Municipal Bonds	$—	$28,648,255	$—	$28,648,255
Short-Term Investment:
Money Market Fund	1,200,742	—	—	1,200,742
Total Investments in Securities	$1,200,742	$28,648,255	$—	$29,848,997

(d)	For a complete listing of investments and their states, see the Schedules of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2018, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)

See Notes to Schedules of Investments.

1.	FAIR VALUE MESAUREMENT (unaudited)

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

● Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

● Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at January 31, 2018 is disclosed at the end of each Fund’s Schedule of Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Active ETF Trust

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	March 27, 2018

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	March 27, 2018

* Print the name and title of each signing officer under his or her signature.